IXIS CASH MANAGEMENT TRUST - MONEY MARKET SERIES

         Supplement dated June 30, 2006 to IXIS Cash Management Trust -
            Money Market Series Statement of Additional Information dated September 1, 2005, as may be revised and supplemented from time to time

     Effective May 19, 2006, Russell L. Kane succeeded Kristen S. Vigneaux as the Chief Compliance Officer for Mutual Funds. Accordingly, the table following the second paragraph in the section "Management of the Trust" is revised to delete all references to Kristen S. Vigneaux and to add the following:

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Officers of the Trusts
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Name and Date of Birth     Position(s) Held  Term of Office      Principal Occupation(s) During Past 5 Years
                           with the Trust    and Length of
                                             Time Served
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-------------------------------------------------------------------------------------------------------------------------
Russell L. Kane            Chief Compliance  Chief Compliance    Chief Compliance Officer for Mutual Funds, Vice
(7/23/69)                      Officer;      Officer, since May  President, Associate General Counsel, Assistant
                               Assistant     2006; Assistant     Secretary and Assistant Clerk, IXIS Asset Management
                               Secretary     Secretary since     Distributors, L.P. and IXIS Asset Management Advisors,
                                             June 2004           L.P.; Vice President, Associate General Counsel,
                                                                 Assistant Secretary and Assistant Clerk, IXIS Asset
                                                                 Management Distribution Corporation; formerly, Senior
                                                                 Counsel, Columbia Management Group.
-------------------------------------------------------------------------------------------------------------------------

     Effective July 1, 2006, Edward A. Benjamin becomes Chairman of the Contract Review and Governance Committee (the "Committee") succeeding Kenneth J. Cowan, who remains as a member of the Committee. Accordingly, the table after paragraph two in the section "Management of the Trusts" and the listing of committee membership of the Trustees after paragraph three in the sub-section "Standing Board Committees" are revised as follows with regard to Messrs. Benjamin and Cowan:

-------------------------------------------------------------------------------------------------------------------------
                                 Position(s) Held with the                                   Number of Portfolios in Fund
                                 Trusts, Length of Time          Principal Occupation(s)     Complex Overseen***
Name and Date of Birth           Served and Term of Office*      During Past 5 Years**       and Other Directorships Held
-------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------
Edward A. Benjamin (5/30/38)     Trustee since 2003 for IXIS     Retired                                  38
                                 Advisor Funds Trust I, IXIS
                                   Advisor Funds Trust II,                                    Director, Precision Optics
                                   IXIS Advisor Funds Trust                                      Corporation (optics
                                  III and IXIS Advisor Funds                                        manufacturer)
                                           Trust IV

                                   Chairman of the Contract
                                    Review and Governance
                                          Committee
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                 Position(s) Held with the                                   Number of Portfolios in Fund
                                 Trusts, Length of Time          Principal Occupation(s)     Complex Overseen***
Name and Date of Birth           Served and Term of Office*      During Past 5 Years**       and Other Directorships Held
-------------------------------------------------------------------------------------------------------------------------
Kenneth J. Cowan (4/5/32)        Trustee since 1993 for IXIS     Retired                                  38
                                    Advisor Funds Trust I;
                                 since 1975 for IXIS Advisor                                             None
                                  Funds Trust II; since 1995
                                    for IXIS Advisor Funds
                                  Trust III; and since 2000
                                    for IXIS Advisor Funds
                                           Trust IV

                                     Contract Review and
                                 Governance Committee Member

                                  (formerly, Co-Chairman of
                                   the Board, August 2004 -
                                        November 2005)
-------------------------------------------------------------------------------------------------------------------------

The current membership of each committee is as follows:

         Audit Committee                       Contract Review and Governance Committee
         Daniel M. Cain - Chairman             Edward A. Benjamin- Chairman
         John A. Shane                         Graham T. Allison, Jr.
         Cynthia L. Walker                     Charles D. Baker
                                               Paul G. Chenault
                                               Kenneth J. Cowan
                                               Richard Darman

As chairperson of the Board of Trustees, Ms. Moose is an ex officio member of both Committees.

                                                                      SP310-0606